Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
In-process revenue contracts reclassified from intangible assets		$ 6,500,000
Depreciation of vessels and equipment	76,400,000	73,200,000	72,800,000
Interest costs capitalized to vessels and equipment	$ 24,000	$ 3,100,000	$ 4,200,000
Tax rate in Spain	30.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25 years
LPG carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
LNG carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years